Transferred financial assets that are derecognized in their entirety with continuing involvement (Narrative) (Detail 1.1) - Securitisations [Member] - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Fair Value Of Assets Representing Continuing Involvement In Derecognised Financial Assets	SFr 8	SFr 5
Income From Continuing Involvement In Derecognised Financial Assets	4	11
Expense From Continuing Involvement In Derecognised Financial Assets Cumulatively Recognised	1,170	1,173
Maximum Exposure To Loss From Continuing Involvement	14	28
UBS AG
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Fair Value Of Assets Representing Continuing Involvement In Derecognised Financial Assets	8	5
Income From Continuing Involvement In Derecognised Financial Assets	4	11
Expense From Continuing Involvement In Derecognised Financial Assets Cumulatively Recognised	1,170	1,173
Maximum Exposure To Loss From Continuing Involvement	SFr 14	SFr 28